Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated entities [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	¥ 5,244,811	¥ 4,366,906	¥ 5,872,624
Future production costs	(1,723,220)	(1,470,460)	(1,947,039)
Future development costs	(462,411)	(445,462)	(640,281)
Future income tax expense	(549,495)	(441,668)	(746,506)
Future net cash flows	2,509,685	2,009,316	2,538,798
Discount at 10% for estimated timing of cash flows	(1,108,580)	(947,035)	(1,213,729)
Standardized measure of discounted future net cash flows	1,401,105	1,062,281	1,325,069	¥ 1,382,066
Equity method investments [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows	¥ 14,788	¥ 8,573	¥ 20,356